UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

___	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period ______________ to ______________.

Date of Report (Date of earliest event reported): ______________

Commission File Number of securitizer:          ______________

Central Index Key Number of securitizer:          ______________

_____________________________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

_X_          Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001719327
Central Index Key Number of sponsor: N/A

                                   MetLife Securitization Trust 2019-1
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): 0001748574
Central Index Key Number of underwriter (if applicable): N/A

                                  Alfred Chang, Director, (973) 355-4589
Name and telephone number, including area code, of the person to contact in connection with this filing.

INFORMATION TO BE INCLUDED IN THE REPORT

Item 2.01.     Findings and Conclusions of a Third Party Due Diligence Report Obtained By the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as an Exhibit to this Form ABS-15G. Please see Item 3 for the related information.

Item 3.          Exhibits

99.1       Disclosures required by Rule 15Ga-2

Schedule 1 – Executive Summary/Narrative
Schedule 2 – Pay History
Schedule 3 – Data Compare
Schedule 4 – Tax & Title Report
Schedule 5 – Compliance Report

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: April 9, 2019

METLIFE SECURITIZATION DEPOSITOR LLC (Securitizer) By: METROPOLITAN LIFE INSURANCE COMPANY, its Manager

By: /s/ Scott Waterstredt
Name: Scott Waterstredt Title: Managing Director

EXHIBIT INDEX
Exhibit Number

99.1       Disclosures required by Rule 15Ga-2

Schedule 1 – Executive Summary/Narrative
Schedule 2 – Pay History
Schedule 3 – Data Compare
Schedule 4 – Tax & Title Report
Schedule 5 – Compliance Report